INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of Statutory Income Tax Rate and Company's Effective Income Tax Rate (Details)			9 Months Ended	12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the statutory income tax rate and the Company's effective income tax
PRC statutory income tax rate	25.00%	19.00%	25.00%
Hong Kong
Reconciliation of the statutory income tax rate and the Company's effective income tax
Effective rate				16.50%	16.50%
PRC
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate				16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss				(16.50%)	(16.50%)	(16.50%)
PRC statutory income tax rate				25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies				(25.00%)	(25.00%)	(25.00%)
Effect of valuation and deferred tax adjustments				(1.65%)	0.00%	(0.66%)
Effective rate				(1.65%)	0.00%	(0.66%)
United Kingdom
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate				19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss				(19.00%)	(19.00%)	(10.86%)
Effect of valuation and deferred tax adjustments				0.00%	(1.65%)	0.00%
Effective rate				0.00%	(1.65%)	8.14%